Distribution Date:	12/17/21	CSAIL 2015-C4 Commercial Mortgage Trust
Determination Date:	12/13/21
Next Distribution Date:	01/18/22
Record Date:	11/30/21	Commercial Mortgage Pass-Through Certificates
Series 2015-C4

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Credit Suisse First Boston Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number	(212) 325-2000
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, | New York, NY 10010
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Midland Loan Services
Current Mortgage Loan and Property Stratification	8-12		askmidlandls.com	(913) 253-9000
Mortgage Loan Detail (Part 1)	13-16		A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210
Mortgage Loan Detail (Part 2)	17-20	Operating Advisor	Pentalpha Surveillance LLC
Principal Prepayment Detail	21		Don Simon	(203) 660-6100
Historical Detail	22		PO Box 4839 | Greenwich, CT 06831
Delinquency Loan Detail	23	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	24		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	25				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	26
		Trustee	Wilmington Trust, National Association
Modified Loan Detail	27		CMBS Trustee	(302) 636-4140
Historical Liquidated Loan Detail	28		1100 North Market Street | Wilmington, DE 19890
Historical Bond / Collateral Loss Reconciliation Detail	29	Controlling Class	Eightfold Real Estate Capital, L.P.
Interest Shortfall Detail - Collateral Level	30	Representative
			-
Supplemental Notes	31

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	12635RAU2	2.010200%	39,813,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12635RAV0	3.156700%	25,460,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12635RAW8	3.543800%	180,000,000.00	178,738,335.19	0.00	527,844.09	0.00	0.00	527,844.09	178,738,335.19	32.80%	30.00%
A-4	12635RAX6	3.807900%	341,013,000.00	341,013,000.00	0.00	1,082,119.50	0.00	0.00	1,082,119.50	341,013,000.00	32.80%	30.00%
A-SB	12635RAY4	3.616700%	71,461,000.00	55,563,019.32	1,218,296.96	167,462.31	0.00	0.00	1,385,759.27	54,344,722.36	32.80%	30.00%
A-S	12635RBB3	4.174200%	56,379,000.00	56,379,000.00	0.00	196,114.35	0.00	0.00	196,114.35	56,379,000.00	26.20%	24.00%
B	12635RBC1	4.310554%	61,076,000.00	61,076,000.00	0.00	219,392.84	0.00	0.00	219,392.84	61,076,000.00	19.05%	17.50%
C	12635RBD9	4.560554%	39,935,000.00	39,935,000.00	0.00	151,771.45	0.00	0.00	151,771.45	39,935,000.00	14.38%	13.25%
D	12635RBE7	3.560554%	27,015,000.00	27,015,000.00	0.00	80,156.98	0.00	0.00	80,156.98	27,015,000.00	11.22%	10.38%
E	12635RBF4	3.560554%	22,316,000.00	22,316,000.00	0.00	66,214.44	0.00	0.00	66,214.44	22,316,000.00	8.60%	8.00%
F	12635RAL2	3.500000%	22,317,000.00	22,317,000.00	0.00	65,091.25	0.00	0.00	65,091.25	22,317,000.00	5.99%	5.63%
G	12635RAN8	3.500000%	9,396,000.00	9,396,000.00	0.00	27,405.00	0.00	0.00	27,405.00	9,396,000.00	4.89%	4.63%
NR*	12635RAQ1	3.500000%	43,458,786.00	41,789,718.98	0.00	111,274.90	0.00	0.00	111,274.90	41,789,718.98	0.00%	0.00%
R	12635RAS7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			939,639,786.00	855,538,073.49	1,218,296.96	2,694,847.11	0.00	0.00	3,913,144.07	854,319,776.53

Notional Certificates
X-A	12635RAZ1	0.811507%	714,126,000.00	631,693,354.51	0.00	427,186.26	0.00	0.00	427,186.26	630,475,057.55
X-B	12635RBA5	0.250000%	61,076,000.00	61,076,000.00	0.00	12,724.17	0.00	0.00	12,724.17	61,076,000.00
X-D	12635RAA6	1.000000%	49,331,000.00	49,331,000.00	0.00	41,109.17	0.00	0.00	41,109.17	49,331,000.00
X-F	12635RAE8	1.060554%	22,317,000.00	22,317,000.00	0.00	19,723.66	0.00	0.00	19,723.66	22,317,000.00
X-G	12635RAG3	1.060554%	9,396,000.00	9,396,000.00	0.00	8,304.14	0.00	0.00	8,304.14	9,396,000.00
X-NR	12635RAJ7	1.060554%	43,458,786.00	41,789,718.98	0.00	36,933.55	0.00	0.00	36,933.55	41,789,718.98
Notional SubTotal			899,704,786.00	815,603,073.49	0.00	545,980.95	0.00	0.00	545,980.95	814,384,776.53

Deal Distribution Total					1,218,296.96	3,240,828.06	0.00	0.00	4,459,125.02

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12635RAU2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12635RAV0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12635RAW8	992.99075106	0.00000000	2.93246717	0.00000000	0.00000000	0.00000000	0.00000000	2.93246717	992.99075106
A-4	12635RAX6	1,000.00000000	0.00000000	3.17324999	0.00000000	0.00000000	0.00000000	0.00000000	3.17324999	1,000.00000000
A-SB	12635RAY4	777.52927219	17.04841746	2.34340843	0.00000000	0.00000000	0.00000000	0.00000000	19.39182589	760.48085473
A-S	12635RBB3	1,000.00000000	0.00000000	3.47849997	0.00000000	0.00000000	0.00000000	0.00000000	3.47849997	1,000.00000000
B	12635RBC1	1,000.00000000	0.00000000	3.59212850	0.00000000	0.00000000	0.00000000	0.00000000	3.59212850	1,000.00000000
C	12635RBD9	1,000.00000000	0.00000000	3.80046200	0.00000000	0.00000000	0.00000000	0.00000000	3.80046200	1,000.00000000
D	12635RBE7	1,000.00000000	0.00000000	2.96712863	0.00000000	0.00000000	0.00000000	0.00000000	2.96712863	1,000.00000000
E	12635RBF4	1,000.00000000	0.00000000	2.96712852	0.00000000	0.00000000	0.00000000	0.00000000	2.96712852	1,000.00000000
F	12635RAL2	1,000.00000000	0.00000000	2.91666667	0.00000000	0.00000000	0.00000000	0.00000000	2.91666667	1,000.00000000
G	12635RAN8	1,000.00000000	0.00000000	2.91666667	0.00000000	0.00000000	0.00000000	0.00000000	2.91666667	1,000.00000000
NR	12635RAQ1	961.59425576	0.00000000	2.56046959	0.24418031	3.08589177	0.00000000	0.00000000	2.56046959	961.59425576
R	12635RAS7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12635RAZ1	884.56848583	0.00000000	0.59819452	0.00000000	0.00000000	0.00000000	0.00000000	0.59819452	882.86248862
X-B	12635RBA5	1,000.00000000	0.00000000	0.20833339	0.00000000	0.00000000	0.00000000	0.00000000	0.20833339	1,000.00000000
X-D	12635RAA6	1,000.00000000	0.00000000	0.83333340	0.00000000	0.00000000	0.00000000	0.00000000	0.83333340	1,000.00000000
X-F	12635RAE8	1,000.00000000	0.00000000	0.88379531	0.00000000	0.00000000	0.00000000	0.00000000	0.88379531	1,000.00000000
X-G	12635RAG3	1,000.00000000	0.00000000	0.88379523	0.00000000	0.00000000	0.00000000	0.00000000	0.88379523	1,000.00000000
X-NR	12635RAJ7	961.59425576	0.00000000	0.84985232	0.00000000	0.00000000	0.00000000	0.00000000	0.84985232	961.59425576

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 3 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	11/01/21 - 11/30/21	30	0.00	527,844.09	0.00	527,844.09	0.00	0.00	0.00	527,844.09	0.00
A-4	11/01/21 - 11/30/21	30	0.00	1,082,119.50	0.00	1,082,119.50	0.00	0.00	0.00	1,082,119.50	0.00
A-SB	11/01/21 - 11/30/21	30	0.00	167,462.31	0.00	167,462.31	0.00	0.00	0.00	167,462.31	0.00
X-A	11/01/21 - 11/30/21	30	0.00	427,186.26	0.00	427,186.26	0.00	0.00	0.00	427,186.26	0.00
X-B	11/01/21 - 11/30/21	30	0.00	12,724.17	0.00	12,724.17	0.00	0.00	0.00	12,724.17	0.00
X-D	11/01/21 - 11/30/21	30	0.00	41,109.17	0.00	41,109.17	0.00	0.00	0.00	41,109.17	0.00
X-F	11/01/21 - 11/30/21	30	0.00	19,723.66	0.00	19,723.66	0.00	0.00	0.00	19,723.66	0.00
X-G	11/01/21 - 11/30/21	30	0.00	8,304.14	0.00	8,304.14	0.00	0.00	0.00	8,304.14	0.00
X-NR	11/01/21 - 11/30/21	30	0.00	36,933.55	0.00	36,933.55	0.00	0.00	0.00	36,933.55	0.00
A-S	11/01/21 - 11/30/21	30	0.00	196,114.35	0.00	196,114.35	0.00	0.00	0.00	196,114.35	0.00
B	11/01/21 - 11/30/21	30	0.00	219,392.84	0.00	219,392.84	0.00	0.00	0.00	219,392.84	0.00
C	11/01/21 - 11/30/21	30	0.00	151,771.45	0.00	151,771.45	0.00	0.00	0.00	151,771.45	0.00
D	11/01/21 - 11/30/21	30	0.00	80,156.98	0.00	80,156.98	0.00	0.00	0.00	80,156.98	0.00
E	11/01/21 - 11/30/21	30	0.00	66,214.44	0.00	66,214.44	0.00	0.00	0.00	66,214.44	0.00
F	11/01/21 - 11/30/21	30	0.00	65,091.25	0.00	65,091.25	0.00	0.00	0.00	65,091.25	0.00
G	11/01/21 - 11/30/21	30	0.00	27,405.00	0.00	27,405.00	0.00	0.00	0.00	27,405.00	0.00
NR	11/01/21 - 11/30/21	30	123,138.18	121,886.68	0.00	121,886.68	10,611.78	0.00	0.00	111,274.90	134,109.11
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			123,138.18	3,251,439.84	0.00	3,251,439.84	10,611.78	0.00	0.00	3,240,828.06	134,109.11

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 4 of 31

	Additional Information
Total Available Distribution Amount (1)	4,459,125.02
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 5 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,267,993.66	Master Servicing Fee	11,099.73
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,639.92
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	356.47
ARD Interest	0.00	Operating Advisor Fee	1,247.66
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,267,993.66	Total Fees	16,553.79

Principal		Expenses/Reimbursements
Scheduled Principal	1,218,296.96	Reimbursement for Interest on Advances	70.11
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	10,541.67
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,218,296.96	Total Expenses/Reimbursements	10,611.78

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,240,828.06
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,218,296.96
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,459,125.02
Total Funds Collected	4,486,290.62	Total Funds Distributed	4,486,290.59

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 6 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	855,538,073.49	855,538,073.49	Beginning Certificate Balance	855,538,073.49
(-) Scheduled Principal Collections	1,218,296.96	1,218,296.96	(-) Principal Distributions	1,218,296.96
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	854,319,776.53	854,319,776.53	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	855,583,640.50	855,583,640.50	Ending Certificate Balance	854,319,776.53
Ending Actual Collateral Balance	854,389,732.54	854,389,732.54

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.56%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 7 of 31

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	74,773,081.63	8.75%	43	4.7084	NAP	Defeased	10	74,773,081.63	8.75%	43	4.7084	NAP
	4,999,999 or less	26	78,598,931.99	9.20%	46	4.8650	1.544532	1.25 or less	14	130,820,510.32	15.31%	44	4.3225	0.587894
5,000,000 to 9,999,999		21	150,275,393.99	17.59%	46	4.6857	1.758511	1.26 to 1.50	24	272,750,420.63	31.93%	46	4.7144	1.400537
10,000,000 to 19,999,999		20	267,161,059.06	31.27%	46	4.7093	1.548303	1.51 to 1.75	14	144,430,285.71	16.91%	46	4.7567	1.623297
20,000,000 to 24,999,999		3	66,462,563.12	7.78%	45	4.7801	1.407197	1.76 to 2.00	9	68,940,449.12	8.07%	46	4.8097	1.867273
25,000,000 to 49,999,999		4	149,548,746.74	17.51%	44	4.3259	2.668263	2.01 to 2.25	6	40,458,829.21	4.74%	45	4.5997	2.179707
	50,000,000 or greater	1	67,500,000.00	7.90%	42	3.7700	0.240200	2.26 to 2.50	1	2,700,000.00	0.32%	46	4.5870	2.301200
	Totals	85	854,319,776.53	100.00%	45	4.5836	1.668297	2.51 to 2.75	2	16,545,291.77	1.94%	44	4.5119	2.520111
								2.76 or greater	5	102,900,908.14	12.04%	43	4.0886	3.400296
								Totals	85	854,319,776.53	100.00%	45	4.5836	1.668297
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

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			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	13	74,773,081.63	8.75%	43	4.7084	NAP	Utah	1	8,385,464.48	0.98%	47	4.6600	1.778400
Arizona	3	56,425,644.23	6.60%	43	4.3374	2.747154	Virginia	4	43,230,195.68	5.06%	47	4.6956	1.751347
California	6	40,321,729.59	4.72%	46	4.8848	1.647587	Washington	4	13,258,117.08	1.55%	46	4.6596	1.918101
Colorado	3	38,698,140.87	4.53%	45	4.6667	1.528773	Wisconsin	1	11,242,415.62	1.32%	44	4.3220	1.362300
Florida	6	38,192,190.47	4.47%	46	4.8545	1.501628	Totals	99	854,319,776.53	100.00%	45	4.5836	1.668297
Georgia	4	26,250,034.20	3.07%	45	4.7190	1.919858
									Property Type³
Hawaii	2	112,500,000.00	13.17%	42	3.7700	1.684120
Illinois	1	11,884,132.87	1.39%	47	4.8100	1.766800		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Indiana	1	19,211,218.98	2.25%	46	4.7970	1.389500		Properties	Balance	Agg. Bal.			DSCR¹
Iowa	1	5,344,699.82	0.63%	44	5.2700	0.890500	Defeased	13	74,773,081.63	8.75%	43	4.7084	NAP
Kansas	1	5,924,939.74	0.69%	45	4.6000	1.645500	Industrial	7	53,628,865.95	6.28%	45	4.6728	1.600928
Louisiana	1	2,056,828.61	0.24%	45	4.9800	0.651100	Lodging	7	191,585,600.47	22.43%	43	4.1044	1.935086
Maryland	7	18,854,018.47	2.21%	45	4.6558	1.298616	Mixed Use	2	19,783,838.05	2.32%	46	4.4629	1.291380
Michigan	4	12,410,953.56	1.45%	44	4.6594	1.795357	Mobile Home Park	5	10,909,649.54	1.28%	47	4.8210	2.021612
Minnesota	1	5,409,603.80	0.63%	47	4.5070	1.236500	Multi-Family	14	124,025,438.11	14.52%	45	4.7776	1.553082
Missouri	1	2,698,256.83	0.32%	45	4.9900	1.235500	Office	11	91,071,059.20	10.66%	46	4.7365	1.600961
Nevada	3	37,932,787.76	4.44%	45	4.6844	1.581892	Retail	33	275,546,203.36	32.25%	46	4.7286	1.562312
New York	2	31,544,080.86	3.69%	47	4.7680	1.557139	Self Storage	7	12,996,040.22	1.52%	44	4.5473	2.691163
North Carolina	7	66,275,298.77	7.76%	45	4.9922	1.362027	Totals	99	854,319,776.53	100.00%	45	4.5836	1.668297
North Dakota	1	1,523,863.75	0.18%	47	5.5000	1.257500
Ohio	5	39,080,946.79	4.57%	45	4.5686	1.479174
Oklahoma	1	12,056,718.02	1.41%	46	4.6000	1.480000
Oregon	1	6,293,792.93	0.74%	45	4.7900	2.085600
Pennsylvania	2	9,668,511.08	1.13%	46	4.8074	1.467273
Texas	12	102,872,110.04	12.04%	46	4.6585	1.694291

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 9 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	74,773,081.63	8.75%	43	4.7084	NAP	Defeased	10	74,773,081.63	8.75%	43	4.7084	NAP
	4.0000% or less	2	112,500,000.00	13.17%	42	3.7700	1.684120	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.2500%	0	0.00	0.00%	0	0.0000	0.000000	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2501% to 4.5000%	7	122,920,301.45	14.39%	44	4.3415	2.203457	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 4.7500%	30	254,228,600.93	29.76%	46	4.6385	1.634996	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7501% to 5.0000%	26	227,283,543.31	26.60%	46	4.8559	1.552794	49 months or greater	75	779,546,694.90	91.25%	45	4.5716	1.678002
	5.0001% or greater	10	62,614,249.21	7.33%	46	5.1598	1.264573	Totals	85	854,319,776.53	100.00%	45	4.5836	1.668297
	Totals	85	854,319,776.53	100.00%	45	4.5836	1.668297
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 10 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	74,773,081.63	8.75%	43	4.7084	NAP	Defeased	10	74,773,081.63	8.75%	43	4.7084	NAP
	60 months or less	75	779,546,694.90	91.25%	45	4.5716	1.678002	Interest Only	5	147,200,000.00	17.23%	43	3.9508	1.626903
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	298 months or less	70	632,346,694.90	74.02%	45	4.7161	1.689897
	Totals	85	854,319,776.53	100.00%	45	4.5836	1.668297	299 months to 337 months	0	0.00	0.00%	0	0.0000	0.000000
								338 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	85	854,319,776.53	100.00%	45	4.5836	1.668297
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 11 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	74,773,081.63	8.75%	43	4.7084	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		1	45,000,000.00	5.27%	42	3.7700	3.850000	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	72	709,970,862.42	83.10%	45	4.6082	1.550019	Totals	0	0.00	0.00%	0	0.0000	0.000000
	12 to 24 months	2	24,575,832.48	2.88%	45	4.9804	1.398227
	24 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	85	854,319,776.53	100.00%	45	4.5836	1.668297
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 12 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	305000001	LO	Kohala Coast	HI	Actual/360	3.770%	212,062.50	0.00	0.00	N/A	06/06/25	--	67,500,000.00	67,500,000.00	12/06/21
1A	305001001	LO	Kohala Coast	HI	Actual/360	3.770%	141,375.00	0.00	0.00	N/A	06/06/25	--	45,000,000.00	45,000,000.00	12/06/21
2	305000002	LO	Phoenix	AZ	Actual/360	4.275%	153,306.55	56,175.63	0.00	N/A	07/06/25	--	43,036,066.40	42,979,890.77	12/06/21
3	305000003	RT	Woodbridge	VA	Actual/360	4.740%	130,508.32	50,033.69	0.00	N/A	11/01/25	--	33,040,079.85	32,990,046.16	12/01/21
4	623100252	OF	Melville	NY	Actual/360	4.800%	114,486.89	42,912.72	0.00	N/A	11/06/25	--	28,621,722.53	28,578,809.81	12/06/21
5	305000005	MF	Fayetteville	NC	Actual/360	5.100%	104,670.31	31,067.13	0.00	N/A	10/06/25	--	24,628,308.29	24,597,241.16	12/06/21
6	305000006	LO	Denver	CO	Actual/360	4.820%	84,893.19	52,903.03	0.00	N/A	08/06/25	--	21,135,233.69	21,082,330.66	12/06/21
7	305000007	MF	San Antonio	TX	Actual/360	4.361%	75,677.72	40,961.88	0.00	N/A	09/01/25	--	20,823,953.18	20,782,991.30	12/01/21
8	305000008	RT	Westfield	IN	Actual/360	4.797%	76,937.97	35,301.61	0.00	N/A	10/06/25	--	19,246,520.59	19,211,218.98	12/06/21
9	305000009	MF	Albuquerque	NM	Actual/360	4.454%	77,102.31	29,673.32	0.00	N/A	05/01/25	--	20,772,961.02	20,743,287.70	12/01/21
11	305000011	MF	Various	IL	Actual/360	5.100%	72,145.30	43,874.41	0.00	N/A	10/06/25	--	16,975,365.59	16,931,491.18	12/06/21
12	305000012	RT	West Hollywood	CA	Actual/360	4.890%	69,757.51	30,965.11	0.00	N/A	10/06/25	--	17,118,406.78	17,087,441.67	12/06/21
13	305000013	RT	Columbus	OH	Actual/360	4.380%	58,605.80	31,318.64	0.00	N/A	10/06/25	--	16,056,383.22	16,025,064.58	12/06/21
14	301880090	RT	Miami	FL	Actual/360	4.650%	65,875.00	0.00	0.00	N/A	10/06/25	--	17,000,000.00	17,000,000.00	12/06/21
15	305000015	IN	Bedford Heights	OH	Actual/360	4.600%	60,187.86	26,320.88	0.00	N/A	08/06/25	--	15,701,181.80	15,674,860.92	12/06/21
16	305000016	RT	Henderson	NV	Actual/360	4.740%	54,116.35	25,342.97	0.00	N/A	10/06/25	--	13,700,341.82	13,674,998.85	12/06/21
17	305000017	MU	Denver	CO	Actual/360	4.400%	55,000.00	0.00	0.00	N/A	11/06/25	--	15,000,000.00	15,000,000.00	12/06/21
18	305000018	RT	North Las Vegas	NV	Actual/360	4.670%	54,631.73	21,730.82	0.00	N/A	09/06/25	--	14,038,132.71	14,016,401.89	12/06/21
19	305000019	MF	Covington	GA	Actual/360	4.530%	47,479.80	20,019.51	0.00	N/A	08/06/25	--	12,577,430.80	12,557,411.29	12/06/21
20	625100196	RT	Goldsboro	NC	Actual/360	5.050%	52,100.38	18,084.22	0.00	N/A	09/05/25	--	12,380,287.77	12,362,203.55	12/05/21
21	305000021	MF	Austin	TX	Actual/360	4.910%	50,048.14	18,095.54	0.00	N/A	10/06/25	--	12,231,724.47	12,213,628.93	12/06/21
22	623100246	IN	Pasadena	TX	Actual/360	4.600%	46,478.66	18,883.50	0.00	N/A	10/06/25	--	12,124,868.69	12,105,985.19	12/06/21
23	305000023	RT	Arlington Heights	IL	Actual/360	4.810%	47,711.71	18,997.58	0.00	N/A	11/06/25	--	11,903,130.45	11,884,132.87	12/06/21
24	305000024	OF	Thousand Oaks	CA	Actual/360	4.840%	45,091.59	20,267.06	0.00	N/A	11/06/25	--	11,179,732.28	11,159,465.22	12/06/21
25	305000025	MF	Tulsa	OK	Actual/360	4.600%	46,281.23	16,645.87	0.00	N/A	10/06/25	--	12,073,363.89	12,056,718.02	12/06/21
26	305000026	RT	New Berlin	WI	Actual/360	4.322%	40,562.46	19,721.48	0.00	N/A	08/01/25	--	11,262,137.10	11,242,415.62	12/01/21
27	305000027	RT	Sarasota	FL	Actual/360	4.970%	47,488.84	16,709.92	0.00	N/A	11/05/25	--	11,466,117.20	11,449,407.28	12/05/21
28	305000028	OF	Greensboro	NC	Actual/360	4.940%	48,117.31	15,328.81	0.00	N/A	08/06/25	--	11,688,414.40	11,673,085.59	12/06/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 13 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
29	305000029	MF	San Antonio	TX	Actual/360	5.000%	43,933.77	18,874.36	0.00	N/A	09/06/25	--	10,544,105.95	10,525,231.59	12/06/21
30	305000030	RT	Las Vegas	NV	Actual/360	4.630%	39,576.35	15,983.04	0.00	N/A	09/01/25	--	10,257,370.06	10,241,387.02	12/01/21
31	625100185	RT	Thatcher	AZ	Actual/360	4.520%	35,862.15	15,179.22	0.00	N/A	08/05/25	--	9,520,924.47	9,505,745.25	12/05/21
32	625100184	SS	Various	Various	Actual/360	4.460%	35,188.39	15,242.75	0.00	N/A	08/05/25	--	9,467,727.87	9,452,485.12	12/05/21
33	305000033	RT	Richardson	TX	Actual/360	4.680%	37,074.63	14,539.65	0.00	N/A	11/01/25	--	9,506,316.06	9,491,776.41	12/01/21
34	305000034	MF	Lake Jackson	TX	Actual/360	4.790%	36,488.88	14,869.11	0.00	N/A	08/06/25	--	9,141,264.72	9,126,395.61	12/06/21
35	623100251	MH	Various	Various	Actual/360	4.630%	32,915.30	15,956.39	0.00	N/A	11/06/25	--	8,530,962.89	8,515,006.50	12/06/21
36	625100209	OF	St. George	UT	Actual/360	4.660%	32,624.30	15,643.80	0.00	N/A	11/05/25	--	8,401,108.28	8,385,464.48	12/05/21
37	305000037	IN	Plymouth Meeting	PA	Actual/360	4.810%	31,641.55	14,450.89	0.00	N/A	10/06/25	--	7,893,941.34	7,879,490.45	12/06/21
38	305000038	RT	Fort Worth	TX	Actual/360	4.800%	29,945.21	12,028.02	0.00	N/A	10/06/25	--	7,486,301.53	7,474,273.51	12/06/21
39	305000039	IN	Henderson	NV	Actual/360	4.950%	29,765.75	12,935.85	0.00	N/A	10/06/25	--	7,215,939.14	7,203,003.29	12/06/21
40	301880091	OF	Snoqualmie	WA	Actual/360	4.581%	27,128.47	13,536.53	0.00	N/A	09/06/25	--	7,106,343.18	7,092,806.65	12/06/21
41	625100186	RT	El Paso	TX	Actual/360	4.350%	27,000.04	10,833.66	0.00	N/A	08/05/25	--	7,448,287.72	7,437,454.06	12/05/21
42	305000042	MF	Houston	TX	Actual/360	4.300%	26,671.11	10,815.40	0.00	N/A	10/01/25	--	7,443,099.67	7,432,284.27	12/01/21
43	305000043	IN	Chantilly	VA	Actual/360	4.508%	24,525.22	12,497.52	0.00	N/A	10/01/25	--	6,528,452.09	6,515,954.57	12/01/21
44	305000044	MF	Salem	OR	Actual/360	4.790%	25,169.21	11,646.08	0.00	N/A	09/06/25	--	6,305,439.01	6,293,792.93	12/06/21
45	305000045	LO	Linthicum Heights	MD	Actual/360	5.000%	26,285.17	11,292.34	0.00	N/A	09/06/25	--	6,308,439.95	6,297,147.61	12/06/21
46	625100202	RT	Various	WA	Actual/360	4.750%	24,449.28	11,348.77	0.00	N/A	11/05/25	--	6,176,659.20	6,165,310.43	12/05/21
47	305000047	IN	Atlanta	GA	Actual/360	4.790%	23,403.86	15,806.94	0.00	N/A	09/06/25	--	5,863,180.26	5,847,373.32	12/06/21
48	305000048	OF	Elkridge	MD	Actual/360	4.508%	22,845.41	11,641.52	0.00	N/A	10/01/25	--	6,081,298.31	6,069,656.79	10/01/21
49	305000049	RT	El Paso	TX	Actual/360	4.660%	24,791.28	9,796.55	0.00	N/A	11/05/25	--	6,384,020.10	6,374,223.55	12/05/21
50	305000050	LO	Henderson	NC	Actual/360	5.040%	23,863.99	10,109.95	0.00	N/A	09/06/25	--	5,681,903.34	5,671,793.39	12/06/21
51	305000051	RT	Roeland Park	KS	Actual/360	4.600%	22,747.89	9,292.38	0.00	N/A	09/06/25	--	5,934,232.12	5,924,939.74	12/06/21
52	301880097	OF	Maple Grove	MN	Actual/360	4.507%	20,356.34	10,323.29	0.00	N/A	11/06/25	--	5,419,927.09	5,409,603.80	12/06/21
53	305000053	LO	Brownsville	TX	Actual/360	5.250%	22,688.57	13,266.29	0.00	N/A	09/06/25	--	5,185,959.93	5,172,693.64	12/06/21
54	305000054	MF	Muscatine	IA	Actual/360	5.270%	23,512.77	9,251.06	0.00	N/A	08/06/25	--	5,353,950.88	5,344,699.82	12/06/21
56	305000056	MU	Warrensville Heights	OH	Actual/360	4.660%	18,610.22	8,492.19	0.00	N/A	08/01/25	--	4,792,330.24	4,783,838.05	07/01/21
57	625100207	RT	Killeen	TX	Actual/360	4.710%	18,240.35	7,072.55	0.00	N/A	11/05/25	--	4,647,222.44	4,640,149.89	12/05/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 14 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
58	625100199	RT	Charlotte	NC	Actual/360	4.780%	17,190.34	7,935.60	0.00	N/A	10/05/25	--	4,315,566.42	4,307,630.82	12/05/21
59	623100248	MH	Various	MI	Actual/360	4.800%	16,596.74	7,118.13	0.00	N/A	07/06/25	--	4,149,183.91	4,142,065.78	12/06/21
60	301880085	MH	Ruskin	FL	Actual/360	4.470%	16,435.55	6,285.15	0.00	N/A	05/06/25	--	4,412,228.91	4,405,943.76	12/06/21
61	301880072	OF	Mesa	AZ	Actual/360	4.581%	15,069.37	7,437.04	0.00	N/A	11/06/25	--	3,947,445.25	3,940,008.21	12/06/21
62	625100200	RT	Concord	NC	Actual/360	4.780%	15,578.74	7,191.65	0.00	N/A	10/05/25	--	3,910,981.48	3,903,789.83	11/05/21
63	301880062	MF	Columbus	OH	Actual/360	4.245%	14,036.28	7,104.55	0.00	N/A	03/06/25	--	3,967,853.69	3,960,749.14	12/06/21
64	305000064	MF	Delhi Township	MI	Actual/360	4.514%	14,683.03	6,632.70	0.00	N/A	08/01/25	--	3,903,330.04	3,896,697.34	12/01/21
65	301880094	OF	Greensboro	NC	Actual/360	4.650%	14,595.64	7,061.11	0.00	N/A	10/06/25	--	3,766,615.54	3,759,554.43	12/06/21
66	625100206	RT	Orange	CA	Actual/360	4.970%	15,557.23	5,842.36	0.00	N/A	11/05/25	--	3,756,272.64	3,750,430.28	12/05/21
67	625100192	SS	Tarzana	CA	Actual/360	4.780%	14,138.08	5,753.29	0.00	N/A	09/05/25	--	3,549,308.39	3,543,555.10	12/05/21
68	305000068	LO	Augusta	GA	Actual/360	5.500%	14,054.90	12,084.82	0.00	N/A	10/06/25	--	3,066,522.86	3,054,438.04	12/06/21
69	625100193	RT	Riverview	MI	Actual/360	4.720%	13,835.14	5,756.35	0.00	N/A	09/05/25	--	3,517,408.35	3,511,652.00	12/05/21
70	301880092	MH	Fountain	CO	Actual/360	4.634%	12,203.94	5,938.47	0.00	N/A	07/06/25	--	3,160,278.02	3,154,339.55	12/06/21
71	625100198	IN	Fort Myers	FL	Actual/360	5.210%	12,633.75	4,682.71	0.00	N/A	10/05/25	--	2,909,884.21	2,905,201.50	12/05/21
72	625100197	RT	Winter Park	FL	Actual/360	4.950%	10,834.75	6,906.51	0.00	N/A	10/05/25	--	2,626,605.43	2,619,698.92	12/05/21
74	623100242	RT	Excelsior Springs	MO	Actual/360	4.990%	11,240.40	4,845.92	0.00	N/A	09/06/25	--	2,703,102.75	2,698,256.83	12/06/21
75	305000075	OF	Ann Arbor	MI	Actual/360	4.730%	10,583.36	5,029.92	0.00	N/A	08/06/25	--	2,684,996.50	2,679,966.58	12/06/21
76	625100204	MF	Greeley	CO	Actual/360	4.960%	10,831.30	4,665.71	0.00	N/A	11/05/25	--	2,620,475.92	2,615,810.21	12/05/21
77	305000077	MH	Various	Various	Actual/360	5.500%	11,002.42	5,884.99	0.00	N/A	11/06/25	--	2,400,528.03	2,394,643.04	12/06/21
78	625100194	RT	Fontana	CA	Actual/360	5.270%	11,237.71	3,832.55	0.00	N/A	09/05/25	--	2,558,870.59	2,555,038.04	12/05/21
79	623100247	IN	Missouri City	TX	Actual/360	4.587%	10,320.75	0.00	0.00	N/A	10/06/25	--	2,700,000.00	2,700,000.00	12/06/21
80	305000080	OF	Bingham Farms	MI	Actual/360	4.730%	9,172.25	4,359.26	0.00	N/A	08/06/25	--	2,326,996.90	2,322,637.64	12/06/21
81	623100249	RT	Cocoa	FL	Actual/360	4.800%	8,884.95	5,941.35	0.00	N/A	10/06/25	--	2,221,237.40	2,215,296.05	12/06/21
82	625100201	RT	Clermont	FL	Actual/360	5.350%	8,963.96	8,022.11	0.00	N/A	10/05/25	--	2,010,608.83	2,002,586.72	12/05/21
83	305000083	MF	Ukiah	CA	Actual/360	4.650%	8,641.44	4,249.48	0.00	N/A	07/06/25	--	2,230,048.76	2,225,799.28	12/06/21
84	625100188	RT	Monroe	LA	Actual/360	4.980%	8,549.26	3,233.94	0.00	N/A	09/05/25	--	2,060,062.55	2,056,828.61	12/05/21
85	305000085	RT	Cincinnati	OH	Actual/360	5.310%	7,658.79	4,397.07	0.00	N/A	09/06/25	--	1,730,801.02	1,726,403.95	12/06/21
86	623100233	MF	Harrisburg	PA	Actual/360	4.796%	7,163.41	3,325.06	0.00	N/A	08/06/25	--	1,792,345.69	1,789,020.63	12/06/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 15 of 31

Mortgage Loan Detail (Part 1)

		Prop									Original	Adjusted	Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Accrual Type Gross Rate		Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
87	301880084	MF	Portage	IN	Actual/360	4.634%	6,294.29	2,717.73	0.00	N/A	05/06/25	--	1,629,941.05	1,627,223.32 12/06/21
Totals							3,267,993.66	1,218,296.96	0.00				855,538,073.49	854,319,776.53
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 16 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	(4,201,452.00)	2,108,531.22	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	6,971,541.00	8,999,329.09	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	3,196,381.72	942,470.72	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	3,235,057.88	2,237,042.08	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	2,166,176.09	1,599,038.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	1,769,436.50	2,782,800.39	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1,847,629.66	1,005,244.33	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1,952,896.00	2,014,439.00	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	1,834,097.34	1,222,965.33	01/01/21	08/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,680,119.89	1,411,419.70	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	292,406.00	01/01/21	03/31/21	10/12/21	4,250,000.00	100,351.35	0.00	0.00	0.00	0.00
15	1,648,463.04	1,249,209.60	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,421,073.88	811,546.99	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,105,129.95	736,199.55	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,146,308.52	311,771.77	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,683,708.44	937,017.66	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	593,240.00	01/01/20	06/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	339,164.00	01/01/20	03/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,152,457.00	876,925.59	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,329,930.14	1,076,626.84	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,631,794.14	1,123,006.83	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,257,109.00	913,219.10	01/01/21	09/24/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,220,613.76	826,217.79	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,331,533.00	1,497,791.00	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,202,000.20	883,834.65	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 17 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
29	1,205,954.44	916,204.28	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,879,759.10	1,073,925.76	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,081,197.09	738,989.03	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,258,231.65	1,176,179.70	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,049,509.16	935,864.45	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	905,949.86	690,775.64	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,311,600.81	1,008,080.97	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,010,491.53	847,192.86	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	840,777.62	662,482.85	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	854,731.16	542,486.06	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	1,274,758.60	967,182.09	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1,051,823.24	792,038.86	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	952,192.64	497,427.10	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	746,354.16	723,464.63	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	272,848.03	488,782.30	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	546,483.16	420,666.38	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	873,312.88	662,999.90	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	81,249.53	0.00
48	568,956.76	84,422.00	01/01/21	06/30/21	--	0.00	0.00	34,231.52	68,509.74	0.00	0.00
49	685,292.00	689,764.00	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	587,385.52	851,788.14	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	555,083.00	514,696.70	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	789,541.00	277,281.02	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
54	387,067.50	277,605.25	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	484,300.47	160,324.83	01/01/21	06/30/21	--	0.00	0.00	27,060.88	135,409.86	0.00	0.00
57	432,603.96	364,385.14	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 18 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
58	578,169.53	420,715.80	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
59	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
60	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
61	658,566.06	410,890.99	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
62	293,466.40	61,582.31	01/01/21	03/31/21	--	0.00	0.00	22,591.13	22,591.13	0.00	0.00
63	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
64	620,675.83	463,073.16	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
65	563,707.21	373,370.61	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
66	330,810.43	176,138.90	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
67	713,570.77	564,551.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
68	120,736.82	210,136.56	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
69	301,306.40	225,979.80	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
70	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
71	328,019.44	251,991.89	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	7,216.57	0.00
72	249,115.56	201,594.97	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
74	294,945.95	283,198.15	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
75	353,265.73	333,435.49	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
76	373,996.30	171,821.13	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
77	288,612.23	196,787.21	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
78	138,504.39	89,917.83	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
79	293,234.68	260,083.45	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
80	256,728.27	201,993.31	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
81	233,186.37	128,209.15	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
82	287,362.00	215,523.33	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
83	399,756.54	195,462.12	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
84	208,703.72	75,483.53	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
85	307,425.14	230,520.61	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
86	190,763.35	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 19 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
87	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	66,572,839.61	58,898,928.47				4,250,000.00	100,351.35	83,883.52	226,510.73	88,466.10	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/17/21	1	6,069,656.79	0	0.00	1	4,783,838.05	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.583560%	4.552193%	45
11/18/21	0	0.00	0	0.00	1	4,792,330.24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.583773%	4.552409%	46
10/18/21	0	0.00	1	4,800,170.63	1	17,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.583970%	4.554009%	47
09/17/21	1	4,808,599.64	0	0.00	2	23,103,693.63	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.584181%	4.554223%	48
08/17/21	0	0.00	0	0.00	2	23,114,444.96	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.584375%	4.554420%	49
07/16/21	0	0.00	0	0.00	2	23,125,154.72	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.584568%	4.556396%	50
06/17/21	0	0.00	1	6,136,588.53	1	17,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.584774%	4.556606%	51
05/17/21	1	6,147,212.66	0	0.00	1	17,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.584964%	4.556800%	52
04/16/21	0	0.00	0	0.00	1	17,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.585168%	4.557007%	53
03/17/21	0	0.00	0	0.00	1	17,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.585355%	4.557198%	54
02/18/21	1	6,181,914.84	0	0.00	1	17,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.585586%	4.557433%	55
01/15/21	1	6,192,363.70	0	0.00	1	17,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.585770%	4.557621%	56
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
48	305000048	10/01/21	1	1	34,231.52	68,509.74	0.00	6,092,136.24	08/12/21	2
56	305000056	07/01/21	4	6	27,060.88	135,409.86	0.00	4,824,119.30	10/18/21	0
62	625100200	11/05/21	0	B	22,591.13	22,591.13	0.00	3,910,981.48
Totals					83,883.52	226,510.73	0.00	14,827,237.02
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		854,319,777	843,466,282	10,853,495		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-21	854,319,777	843,466,282	6,069,657	0	4,783,838	0
Nov-21	855,538,073	850,745,743	0	0	4,792,330	0
Oct-21	856,657,166	834,856,996	0	4,800,171	17,000,000	0
Sep-21	857,866,148	829,953,855	4,808,600	0	23,103,694	0
Aug-21	858,975,654	835,861,209	0	0	23,114,445	0
Jul-21	860,080,594	836,955,439	0	0	23,125,155	0
Jun-21	861,275,933	838,139,345	0	6,136,589	17,000,000	0
May-21	862,371,401	839,224,189	6,147,213	0	17,000,000	0
Apr-21	863,557,612	846,557,612	0	0	17,000,000	0
Mar-21	864,643,685	847,643,685	0	0	17,000,000	0
Feb-21	866,012,022	842,830,107	6,181,915	0	17,000,000	0
Jan-21	867,087,986	843,895,622	6,192,364	0	17,000,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
14	301880090	17,000,000.00	17,000,000.00	26,800,000.00	08/18/15	262,128.00	1.30820	03/31/21	10/06/25	I/O
48	305000048	6,069,656.79	6,092,136.24	9,100,000.00	08/27/15	78,984.00	0.38170	06/30/21	10/01/25	285
56	305000056	4,783,838.05	4,824,119.30	7,200,000.00	05/29/15	135,450.83	0.83290	06/30/21	08/01/25	286
Totals		27,853,494.84	27,916,255.54	43,100,000.00		476,562.83

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
14	301880090	RT	FL	08/25/20	0

11/23/2021: Loan was transferred to Special Servicing on 8/25/2020 due to Imminent Monetary Default. Property is fully leased to Stefano Ricci retailer in the Miami Design District. Loan was past due for 6/1/2020 payment. Although tenant reopened for busi ness after being closed for three months due to COVID, tenant delinquent on rent since June 2020. Landlord filed Eviction Notice while attempting to negotiate settlement. In March 2021, tenant pledged to the Court Registry all delinquent rent, to be distr ibuted once the Court has ruled on amount due. The Hearing is now scheduled for September 29th. Foreclosure action filed on 12/29/2020 naming both the Borrower and the Tenant. Both Show Cause and Rents

Assignment Orders received, and Borrower has commence d making monthly payments beginning in April of 2021. The Special Servicer and Borrower have agreed to a Forbearance agreement which closed at the end of August. Special

Servicer is monitoring the loans performance to return the loan to the Master Service r.

48	305000048	OF	MD	08/12/21	2

12/07/2021 - Loan transferred to the Special Servicer on 08/12/2021 for payment default. Collateral is a 54,381 sf office building in Elkridge, Maryland. Borrower is next due for its 04/01/2021 payment. Borrower provided a loan modification proposal that is currently under review. Legal counsel has been engaged and it dual-tracking receivership and foreclosure.

56	305000056	MU	OH	10/18/21	0

11/25/2021: The loan transferred to special servicing due to payment default. Loan is due for the August, September and October monthly payments. The collateral is comprised of a 19,850sf two-story office building and a 12,002sf one-story retail strip cen ter, Richmond Highlands Center, located in Warrenville, OH (approx. 16.5 miles southeast of the Cleveland CBD). Tenants totaling 16,602sf have vacated since the beginning of 2021 resulting in current occupancy of 35.94%. YTD

DSCR decreased to 0.83x as of 06/30/21. Borrower reports that they have two pending lease transactions negotiated. Counsel retained. NOD sent. PNA sent. Initial ask from Borrower is for short term forbearance to enable re-leasing of vacant space.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
20	625100196	0.00	5.05000%	0.00	5.05000%	10	06/24/20	06/05/20	09/11/20
45	305000045	0.00	5.00000%	0.00	5.00000%	10	08/18/20	08/06/20	09/11/20
68	305000068	4,081,195.35	5.50000%	4,081,195.35 5.50000%		10	06/05/20	06/05/20	07/13/20
Totals		4,081,195.35		4,081,195.35
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
73	623100241 10/19/20	2,867,270.47	4,000,000.00	1,382,523.34	131,889.54	1,382,523.34	1,250,633.80	1,616,636.67	0.00	(52,430.46)	1,669,067.13	55.63%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		2,867,270.47	4,000,000.00	1,382,523.34	131,889.54	1,382,523.34	1,250,633.80	1,616,636.67	0.00	(52,430.46)	1,669,067.13

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
73	623100241	08/17/21	0.00	0.00	1,669,067.13	0.00	0.00	5,193.90	0.00	0.00	1,669,067.13
		06/17/21	0.00	0.00	1,663,873.23	0.00	0.00	664.72	0.00	0.00
		05/17/21	0.00	0.00	1,663,208.51	0.00	0.00	4,000.00	0.00	0.00
		03/17/21	0.00	0.00	1,659,208.51	0.00	0.00	11,600.11	0.00	0.00
		01/15/21	0.00	0.00	1,647,608.40	0.00	0.00	13,751.14	0.00	0.00
		12/17/20	0.00	0.00	1,633,857.26	0.00	0.00	17,220.59	0.00	0.00
		10/19/20	0.00	0.00	1,616,636.67	0.00	0.00	1,616,636.67	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	1,669,067.13	0.00	0.00	1,669,067.13	0.00	0.00	1,669,067.13

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
14	0.00	0.00	3,541.67	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
56	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
86	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	70.11	0.00	0.00	0.00
Total	0.00	0.00	10,541.67	0.00	0.00	0.00	0.00	0.00	70.11	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		10,611.78

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Supplemental Notes
None

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